Expense Example	Aug. 31, 2025 USD ($)
U.S. Treasury Fund | Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	839
U.S. Treasury Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	220
Expense Example, with Redemption, 10 Years	516
U.S. Treasury Fund | Select Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	510
Government Securities Money Market Fund | Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	858
Government Securities Money Market Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	536
Government Securities Money Market Fund | Select Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	220
Expense Example, with Redemption, 10 Years	529
Government Securities Money Market Fund | Premier Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,131
Limited Duration Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,710
Limited Duration Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,696
Limited Duration Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,414
Bond Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,196
Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,179
Bond Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	884
Strategic Enhanced Yield Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,220
Strategic Enhanced Yield Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	2,209
Strategic Enhanced Yield Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,940
Ultra Short Tax-Free Income Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	2,126
Ultra Short Tax-Free Income Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	884
Expense Example, with Redemption, 10 Years	2,067
Ultra Short Tax-Free Income Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,926
World Energy Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,718
World Energy Fund | C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	2,506
World Energy Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,704
World Energy Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,422
Hedged Equity Income Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,295
Hedged Equity Income Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	2,285
Hedged Equity Income Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	$ 2,019